UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                --------------

Check here if Amendment [    ]; Amendment Number:
                                                  ---------------
     This Amendment (Check only one.):    [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEOLOGIC RESOURCE PARTNERS, LLC
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Address:       535 Boylston Street
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               Boston, MA 02116
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Form 13F File Number:      28-11778
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          George R. Ireland
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Title:         Principal of GRI Holdings, LLC, the Managing Member
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               of Geologic Resource Partners, LLC
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Phone:         617-849-8922
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Signature, Place, and Date of Signing:

/s/George R. Ireland           Boston, MA        May 15, 2013
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Report Type (Check only one.):
[ x  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number       Name
     None
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
                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     18
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Form 13F Information Table Value Total:     $243,933
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                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number          Name

     1          28-14322                      GRI HOLDINGS LLC
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



                                                   GEOLOGIC RESOURCE PARTNERS LLC
                                         FORM 13F INFORMATION TABLE AS OF MARCH 31, 2013

                                                                                                                VOTING AUTHORITY
                                                            VALUE     SHARES/     SH/  PUT/  INVSTMT  OTHER  -----------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      X($1000)  PRN AMT     PRN  CALL  DISCRETN MGRS   SOLE       SHARED  NONE
--------------                 --------------    ------     --------  -------     ---  ----  -------- ----   --------   ------  ----
AURICO GOLD INC                COM               05155C105  21,663     3,444,100  SH         DEFINED   1      3,444,100   0       0
BARRICK GOLD CORP              COM               067901108  20,247       688,658  SH         DEFINED   1        688,658   0       0
BLUE WOLF MONGOLIA HOLDINGS    Unit 99/99/9999   G11962126   3,553       350,000  SH         DEFINED   1        350,000   0       0
CAMECO CORP                    COM               13321L108  24,471     1,177,602  SH         DEFINED   1      1,177,602   0       0
ETFS PALLADIUM TR              SHS BEN INT       26923A106  19,995       264,027  SH         DEFINED   1        264,027   0       0
ETFS PLATINUM TR               SHS BEN INT       26922V101  16,876       109,424  SH         DEFINED   1        109,424   0       0
EXETER RES CORP                COM               301835104   3,661     3,050,700  SH         DEFINED   1      3,050,700   0       0
FREEPORT-MCMORAN COPPER & GO   COM               35671D857  16,789       507,231  SH         DEFINED   1        507,231   0       0
GOLDCORP INC NEW               COM               380956409  14,938       444,200  SH         DEFINED   1        444,200   0       0
GOLDEN STAR RES LTD CDA        COM               38119T104   6,960     4,350,000  SH         DEFINED   1      4,350,000   0       0
KINROSS GOLD CORP              Com No PAR        496902404  22,049     2,780,500  SH         DEFINED   1      2,780,500   0       0
LAKE SHORE GOLD CORP           COM               510728108  17,053    27,505,500  SH         DEFINED   1     27,505,500   0       0
LONCOR RESOURCES INC           COM               54179W101   3,004     6,474,562  SH         DEFINED   1      6,474,562   0       0
MARKET VECTORS ETF TR          JR GOLD MINERS E  57060U589   5,340       319,000  SH         DEFINED   1        319,000   0       0
PLATINUM GROUP METALS LTD      COM NEW           72765Q205  11,009     7,753,000  SH         DEFINED   1      7,753,000   0       0
TASEKO MINES LTD               COM               876511106   8,996     3,247,600  SH         DEFINED   1      3,247,600   0       0
TECK RESOURCES LTD             CL B              878742204  17,797       632,000  SH         DEFINED   1        632,000   0       0
YAMANA GOLD INC                COM               98462Y100   9,532       621,000  SH         DEFINED   1        621,000   0       0
